[JANUS LOGO]
                                                              JANUS EQUITY FUNDS
                                                                         PROFILE

                                                                      JANUS FUND
                                                           JANUS ENTERPRISE FUND
                                                              JANUS MERCURY FUND
                                                              JANUS OLYMPUS FUND
                                                   JANUS SPECIAL SITUATIONS FUND
                                                               JANUS TWENTY FUND
                                                            JANUS WORLDWIDE FUND
                                                             JANUS BALANCED FUND
                                                        JANUS EQUITY INCOME FUND
                                                    JANUS GROWTH AND INCOME FUND
                                                                   June 30, 1998
          This Profile summarizes key information about the Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-525-3713, or by visiting our web site at www.janus.com. You should read the prospectus carefully and promptly upon receipt.

This Profile has been prepared pursuant to Rule 498 under the Securities Act of 1933. It is purposefully limited in scope in good faith reliance upon the Securities and Exchange Commission's stated purposes in adopting Rule 498.

                                                                               1
TABLE OF CONTENTS




GROWTH FUNDS
JANUS FUND..........................................................page 2
JANUS ENTERPRISE FUND...............................................page 4
JANUS MERCURY FUND..................................................page 6
JANUS OLYMPUS FUND..................................................page 8
JANUS SPECIAL SITUATIONS FUND......................................page 10
JANUS TWENTY FUND..................................................page 12
JANUS WORLDWIDE FUND...............................................page 14

COMBINATION FUNDS
JANUS BALANCED FUND................................................page 16
JANUS EQUITY INCOME FUND...........................................page 18
JANUS GROWTH and INCOME FUND.......................................page 20

INFORMATION COMMON TO ALL FUNDS....................................page 22

 2
JANUS FUND


1. WHAT IS THE GOAL OF JANUS FUND?
Janus Fund's objective is long-term growth of capital in a manner consistent with preservation of capital.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS FUND?
Janus Fund invests primarily in common stocks selected for their growth potential. The portfolio manager follows a "bottom up" strategy, looking at potential investments one at a time, regardless of industry, country of organization or any other similarly defined selection criteria. Although this Fund can invest in issuers of any size, it generally invests in larger, more established issuers. The Fund may invest without limit in foreign issuers. There are no restrictions on the Fund's holdings of cash or similar investments, and when the portfolio manager is unable to locate favorable investment opportunities these may make up a significant portion of the portfolio.

Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. These financial reports discuss relevant market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal period. You may obtain these reports at no cost by calling 1-800-525-3713.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS FUND?
Since Janus Fund usually invests most of its assets in common stocks, the fundamental risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general market and/or economic conditions. If this occurs, the Fund's net asset value may also decrease. When the Fund has foreign holdings, its returns and net asset value may be affected by fluctuations in currency exchange rates or political and economic conditions in foreign markets.

Janus Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Perhaps the biggest risk is that the Fund's returns may vary, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time. The bar chart depicts the change in Janus Fund's performance from year-to-year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

JANUS FUND PERFORMANCE

A BAR CHART showing Annual Total Returns for Janus Fund from 1988 through 1997:

16.58%  46.32%  -0.74%  42.80%  6.87%  10.92%  -1.10%  29.43%  19.61%  22.72%
1988    1989    1990    1991    1992   1993    1994    1995    1996    1997

Each percentage is represented by a bar of proportionate size with the actual total return printed above the bar.


     PERFORMANCE TABLE                                      AVERAGE ANNUAL TOTAL RETURN
                             ----------------------------------------------------------------------------------------------
     (PERIODS ENDED MARCH 31,1998)                                                   1 YEAR     5 YEARS    10 YEARS
                                   Janus Fund                                        40.85%     17.79%     19.47%
                                   S&P 500 Index*                                    47.96%     22.28%     18.92%
----------------------------------------------------------------------------------------------------------------------------
     AS OF MARCH 31, 1998, THE FUNDS'S YEAR-TO-DATE RETURN WAS 14.50%.

     DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 19.07% (QUARTER ENDED 3/31/91) AND THE
     LOWEST RETURN FOR A QUARTER WAS (13.91%) (QUARTER ENDED 9/30/90).
     *    THE S&P 500 --REGISTERED TRADEMARK-- IS THE STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS, A WIDELY RECOGNIZED,
          UNMANAGED INDEX OF COMMON STOCK PRICES.
----------------------------------------------------------------------------------------------------------------------------



The Fund's past performance does not necessarily indicate how it will perform in the future.

4. WHAT ARE JANUS FUND'S FEES AND EXPENSES?
SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by shareholders.

  THIS TABLE DESCRIBES THE ANNUAL FUND OPERATING EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

   MANAGEMENT    OTHER         TOTAL FUND
     FEE(1)     EXPENSES   OPERATING EXPENSES

     0.65%       0.22%           0.87%
   ------------------------------------------

  (1) The expenses shown in this table are based upon the Fund's last fiscal year except that the management fee reflects a reduced fee schedule effective July 1, 1997 applied to net assets as of October
      31, 1997.
------------------------------------------------------------------------------

  EXAMPLE:

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   -------------------------------------
    $ 89     $278      $482      $1,073

5. WHO ARE THE INVESTMENT ADVISER AND PORTFOLIO MANAGER OF JANUS FUND?
Janus Capital Corporation serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages over $85 billion in assets.

JAMES P. CRAIG, III is Chief Investment Officer of Janus Capital. He is Executive Vice President and portfolio manager of Janus Fund, which he has managed since 1986. He is also a co-manager of Janus Venture Fund, which he has managed since February 1997. Mr. Craig previously managed Janus Venture Fund from its inception to December 1993 and Janus Balanced Fund from December 1993 to December 1995. He holds a Bachelor of Arts in Business from the University of Alabama and a Master of Arts in Finance from the Wharton School of the University of Pennsylvania.

 4


JANUS ENTERPRISE FUND

1. WHAT IS THE GOAL OF JANUS ENTERPRISE FUND?
Janus Enterprise Fund pursues long-term growth of capital.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS ENTERPRISE FUND?
Janus Enterprise Fund invests primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in securities issued by medium-size companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. In choosing investments, the portfolio manager applies a "bottom up" approach. In other words, he looks at potential investments one at a time, regardless of industry, country of organization or any other similarly defined selection criteria. The Fund may invest without limit in foreign issuers. There are no restrictions on the Fund's holdings of cash or similar investments, and when the portfolio manager is unable to find favorable investment opportunities, these may make up a significant portion of the portfolio.

Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. These financial reports discuss relevant market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal period. You may obtain these reports at no cost by calling 1-800-525-3713.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS ENTERPRISE FUND?
Since Janus Enterprise Fund usually invests most of its assets in common stocks, the fundamental risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general market and/or economic conditions. If this occurs, the Fund's net asset value may also decrease. When the Fund is invested in foreign companies, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in foreign markets.

Janus Enterprise Fund is a nondiversified fund, which may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the share price of the Fund.

Janus Enterprise Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings, particularly those of medium-sized companies. Perhaps the biggest risk is that the Fund's returns may vary, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time. The bar chart depicts the change in Janus Enterprise Fund's performance from year-to-year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

JANUS ENTERPRISE FUND PERFORMANCE

A BAR CHART showing Annual Total Returns for Janus Enterprise Fund from 1993 through 1997:

15.64%   8.92%   27.25%   11.65%   10.82%
1993     1994    1995     1996     1997

Each percentage is represented by a bar of proportionate size with the actual total return printed above the bar.


PERFORMANCE TABLE                                       AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------------------------------------------------
(PERIODS ENDED MARCH 31, 1998)                          1 YEAR     5 YEARS    SINCE INCEPTION (9/1/92)

                              JANUS ENTERPRISE FUND     42.61%     16.42%          20.74%
                              S&P 400 MID CAP INDEX*    49.04%     19.51%          20.71%
------------------------------------------------------------------------------------------------------
AS OF MARCH 31, 1998, THE FUND'S YEAR-TO-DATE RETURN WAS 11.32%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 16.63% (QUARTER ENDED
6/30/97) AND THE LOWEST RETURN FOR A QUARTER WAS (13.50%) (QUARTER ENDED 3/31/97).

* THE S%P 400 MID CAP INDEX IS AN UNMANAGED GROUP OF 400 DOMESTIC STOCKS CHOSEN FOR THEIR MARKET SIZE,
  LIQUIDITY AND INDUSTRY GROUP REPRESENTATION.
------------------------------------------------------------------------------------------------------

The Fund's past performance does not necessarily indicate how it will perform in the future.

4. WHAT ARE JANUS ENTERPRISE FUND'S FEES AND EXPENSES?
SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by shareholders.

  THIS TABLE DESCRIBES THE ANNUAL FUND OPERATING EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

   MANAGEMENT    OTHER         TOTAL FUND
     FEE(1)     EXPENSES   OPERATING EXPENSE
     0.72%       0.35%           1.07%
   ------------------------------------------

  (1) The expenses shown in this table are based upon the Fund's last fiscal year except that the management fee reflects a reduced fee schedule effective July 1, 1997 applied to net assets as of October
      31, 1997.
------------------------------------------------------------------------------

  EXAMPLE:

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   -------------------------------------
   $ 109     $340      $590      $1,306

5. WHO ARE THE INVESTMENT ADVISER AND PORTFOLIO MANAGER OF JANUS ENTERPRISE
FUND?
Janus Capital Corporation serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages over $85 billion in assets.

JAMES P. GOFF is Executive Vice President and portfolio manager of Janus Enterprise Fund. Mr. Goff joined Janus Capital in 1988 and has managed Janus Enterprise Fund since its inception. Mr. Goff managed or co-managed Janus Venture Fund from December 1993 to February 1997. He holds a Bachelor of Arts in Economics from Yale University and is a Chartered Financial Analyst.

 6


JANUS MERCURY FUND

1. WHAT IS THE GOAL OF JANUS MERCURY FUND?
Janus Mercury Fund seeks long-term growth of capital.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS MERCURY FUND?
Janus Mercury Fund invests primarily in common stocks selected for their growth potential. This Fund may invest in securities of issuers of any size, from larger well-established issuers to smaller emerging growth companies. In selecting investments, the portfolio manager applies a "bottom up" approach. In other words, he looks at potential investments one at a time, regardless of industry, country of organization or any other similarly defined selection criteria. The Fund may invest without limit in foreign issuers. There are no restrictions on the Fund's holdings of cash or similar investments, and when the portfolio manager cannot find favorable investment opportunities these may make up a significant portion of the portfolio.

Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. These financial reports discuss relevant market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal period. You may obtain these reports at no cost by calling 1-800-525-3713.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS MERCURY FUND?
Since Janus Mercury Fund usually invests most of its assets in common stocks, the fundamental risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general market and/or economic conditions. If this occurs, the Fund's net asset value may also decrease. To the extent the Fund invests in the securities of smaller or newer companies, they may be more volatile and more speculative than the securities of larger, more established issuers. When the Fund is invested in foreign companies, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in foreign markets.

Janus Mercury Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Perhaps the biggest risk is that the Fund's returns may vary, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time. The bar chart depicts the change in Janus Mercury Fund's performance from year-to-year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

JANUS MERCURY FUND PERFORMANCE

A BAR CHART showing Annual Total Returns for Janus Mercury Fund from 1994 through 1997:

15.86%   33.01%   17.67%   11.88%
1994     1995     1996     1997

Each percentage is represented by a bar of proportionate size with the actual total return printed above the bar.


     PERFORMANCE TABLE                                      AVERAGE ANNUAL TOTAL RETURN
                             -----------------------------------------------------------------------------------------------
     (PERIODS ENDED MARCH 31,1998)                                                      1 YEAR    SINCE INCEPTION (5/3/93)
                                   Janus Mercury Fund                                   40.96%            24.04%
                                   S&P 500 Index*                                       47.96%            23.14%
----------------------------------------------------------------------------------------------------------------------------
     AS OF MARCH 31, 1998, THE FUNDS'S YEAR-TO-DATE RETURN WAS 18.67%

     DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 18.67% (QUARTER ENDED 3/31/98) AND THE
     LOWEST RETURN FOR A QUARTER WAS (6.56%) (QUARTER ENDED 6/30/94).
     *    THE S&P 500 --REGISTERED TRADEMARK-- IS THE STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS, A WIDELY RECOGNIZED,
          UNMANAGED INDEX OF COMMON STOCK PRICES.
----------------------------------------------------------------------------------------------------------------------------

The Fund's past performance does not necessarily indicate how it will perform in the future.

4. WHAT ARE JANUS MERCURY FUND'S FEES AND EXPENSES?
SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by shareholders.

  THIS TABLE DESCRIBES THE ANNUAL FUND OPERATING EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

   MANAGEMENT    OTHER         TOTAL FUND
     FEE(1)     EXPENSES   OPERATING EXPENSES

     0.67%       0.31%           0.98%
   ------------------------------------------

  (1) The expenses shown in this table are based upon the Fund's last fiscal year except that the management fee reflects a reduced fee schedule effective July 1, 1997 applied to net assets as of October
      31, 1997.
------------------------------------------------------------------------------

  EXAMPLE:

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   -------------------------------------
   $ 100     $312      $542      $1,201

5. WHO ARE THE INVESTMENT ADVISER AND PORTFOLIO MANAGER OF JANUS MERCURY FUND? Janus Capital Corporation serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages over $85 billion in assets.

WARREN B. LAMMERT is Executive Vice President and portfolio manager of Janus Mercury Fund. Mr. Lammert joined Janus Capital in 1987 and has managed Janus Mercury Fund since its inception and Janus Balanced Fund from its inception to December 1993. He also co-managed Janus Venture Fund from December 1993 to December 1996. He holds a Bachelor of Arts in Economics from Yale University and a Master of Science in Economic History from the London School of Economics and is a Chartered Financial Analyst.

 8


JANUS OLYMPUS FUND

1. WHAT IS THE GOAL OF JANUS OLYMPUS FUND?
Janus Olympus Fund's objective is long-term growth of capital.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS OLYMPUS FUND?
Janus Olympus Fund invests primarily in common stocks of domestic and foreign companies selected for their growth potential. This Fund may invest in issuers of any size, which may include larger well-established issuers and/or smaller emerging growth companies. In making investment selections, the portfolio manager applies a "bottom up" approach. In other words, she looks at potential investments one at a time, regardless of industry, country of origin or any other similarly defined selection criteria. The Fund may invest without limit in foreign issuers. There are no restrictions on the Fund's holdings of cash and similar investments, and if the portfolio manager cannot find favorable investment opportunities, these may make up a significant portion of the portfolio.

Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. These financial reports discuss relevant market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal period. You may obtain these reports at no cost by calling 1-800-525-3713.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS OLYMPUS FUND?
Since Janus Olympus Fund usually invests most of its assets in common stocks, the fundamental risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general market and/or economic conditions. If this occurs, the Fund's net asset value may also decrease. To the extent the Fund invests in the securities of smaller or newer companies, they may be more volatile and more speculative than investments in the securities of larger, more established issuers. When the Fund is invested in foreign companies, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in foreign markets.

Janus Olympus Fund is a nondiversified fund, which may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the share price of the Fund.

Janus Olympus Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Perhaps the biggest risk is that the Fund's returns may vary, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time. The bar chart depicts the change in Janus Olympus Fund's performance from year-to-year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

JANUS OLYMPUS FUND PERFORMANCE

A BAR CHART showing Annual Total Returns for Janus Olympus Fund from 1996 through 1997:

21.73%   26.73%
1996     1997

Each percentage is represented by a bar of proportionate size with the actual total return printed above the bar.


     PERFORMANCE TABLE                                      AVERAGE ANNUAL TOTAL RETURN
                             -----------------------------------------------------------------------------------------------
     (PERIODS ENDED MARCH 31,1998)                                                      1 YEAR    SINCE INCEPTION (12/29/95)
                                   Janus Olympus Fund                                    54.57%           29.68%
                                   S&P 500 Index                                         47.96%           32.01%
----------------------------------------------------------------------------------------------------------------------------
     AS OF MARCH 31, 1998, THE FUNDS'S YEAR-TO-DATE RETURN WAS 16.33%

     DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 22.45% (QUARTER ENDED 6/30/97) AND THE
     LOWEST RETURN FOR A QUARTER WAS (4.63%)(QUARTER ENDED 3/31/97).
     *    THE S&P 500 --REGISTERED TRADEMARK-- IS THE STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS, A WIDELY RECOGNIZED,
          UNMANAGED INDEX OF COMMON STOCK PRICES.
----------------------------------------------------------------------------------------------------------------------------



The Fund's past performance does not necessarily indicate how it will perform in the future.

4. WHAT ARE JANUS OLYMPUS FUND'S FEES AND EXPENSES?
SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by shareholders.

  THIS TABLE DESCRIBES THE ANNUAL FUND OPERATING EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

   MANAGEMENT                  TOTAL FUND
     FEE(1)      OTHER     OPERATING EXPENSES
                EXPENSES
     0.71%       0.33%           1.04%
   ------------------------------------------

  (1) The expenses shown in this table are based upon the Fund's last fiscal year except that the management fee reflects a reduced fee schedule effective July 1, 1997 applied to net assets as of October
      31, 1997.
------------------------------------------------------------------------------

  EXAMPLE:

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   -------------------------------------
   $ 106     $331      $574      $1,271

5. WHO ARE THE INVESTMENT ADVISER AND PORTFOLIO MANAGER OF JANUS OLYMPUS FUND? Janus Capital Corporation serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages over $85 billion in assets.

CLAIRE YOUNG is Executive Vice President and portfolio manager of Janus Olympus Fund which she has managed since August 1997. She previously served as an assistant portfolio manager of Janus Growth and Income Fund and Janus Twenty Fund. Ms. Young joined Janus Capital in 1992 as a research analyst. She holds a Bachelor of Science in Electrical Engineering from Yale University and is a Chartered Financial Analyst.

 10


JANUS SPECIAL SITUATIONS FUND

1. WHAT IS THE GOAL OF JANUS SPECIAL SITUATIONS FUND?
Janus Special Situations Fund seeks capital appreciation.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS SPECIAL SITUATIONS FUND? Janus Special Situations Fund invests primarily in common stocks selected for their capital appreciation potential. The portfolio manager follows a "bottom up" strategy, looking at potential investments one at a time, regardless of industry, country of organization or any other similarly defined selection criteria. The Fund emphasizes stocks of "special situation" companies that the portfolio manager believes have been overlooked or undervalued by other investors. A "special situation" arises when, in the portfolio manager's opinion, securities of a particular company will appreciate in value due to a specific development. The portfolio manager pays particular attention to companies that he thinks have high free cash flows. The Fund may invest without limit in foreign issuers. There are no restrictions on the Fund's holdings of cash and similar investments, and when the portfolio manager cannot locate favorable investment opportunities, these may make up a significant portion of the portfolio.

Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. These financial reports discuss the relevant market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal period. You may obtain these reports at no cost by calling 1-800-525-3713.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS SPECIAL SITUATIONS FUND?
Since Janus Special Situations Fund usually invests most of its assets in common stocks, the fundamental risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general market and/or economic conditions. The Fund emphasizes investments in special situations companies which may not appreciate if an anticipated development does not occur or attract the anticipated attention. When the Fund is invested in foreign companies its returns and net asset values may be affected by fluctuations in currency exchange rates or political or economic conditions in foreign markets.

Janus Special Situations Fund is a nondiversified fund which may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the share price of the Fund.

Janus Special Situations Fund is designed for long-term investors who can accept the risks of investing in a portfolio of "special situations" common stocks. Perhaps the biggest risk is that the Fund's returns may vary, and you could lose money. The information below shows some limited information (because the Fund is relatively new) about the Fund's performance and how it may vary over time. The bar chart shows the Fund's performance for its first full calendar year. The table shows the Fund's average annual returns for the periods indicated compared to a broad-based securities market index.

JANUS SPECIAL SITUATIONS FUND PERFORMANCE

A BAR CHART showing Annual Total Returns for Janus Special Situations Fund for 1997:

46.04%
1997

The percentage is represented by a bar of proportionate size with the actual total return printed above the bar.


     PERFORMANCE TABLE                                      AVERAGE ANNUAL TOTAL RETURN
                             -----------------------------------------------------------------------------------------------
     (PERIODS ENDED MARCH 31,1998)                                                       1 YEAR    SINCE INCEPTION (12/31/96)
                                   JANUS SPECIAL SITUATIONS FUND                         62.32%            53.90%
                                   S&P 500 INDEX*                                        47.96%            39.74%
----------------------------------------------------------------------------------------------------------------------------
     AS OF MARCH 31, 1998, THE FUNDS'S YEAR-TO-DATE RETURN WAS 17.37%

     DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.52% (QUARTER ENDED 6/30/97) AND THE
     LOWEST RETURN FOR A QUARTER WAS 0.23% (QUARTER ENDED 12/31/97).
     *    THE S&P 500* IS THE STANDARD & POOR'S COMPOSITE INDEX OF STOCKS, A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON
          STOCK PRICES.
----------------------------------------------------------------------------------------------------------------------------



The Fund's past performance does not necessarily indicate how it will perform in the future.

4. WHAT ARE JANUS SPECIAL SITUATIONS FUND'S FEES AND EXPENSES?

SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by shareholders.

  THIS TABLE DESCRIBES THE ANNUAL FUND OPERATING EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

   MANAGEMENT    OTHER         TOTAL FUND
     FEE(1)     EXPENSES   OPERATING EXPENSES
     0.74%       0.43%(2)        1.17%
   ------------------------------------------

  (1) The expenses shown in this table are based upon the Fund's initial fiscal period except that the management fee reflects a reduced fee schedule effective July 1, 1997, applied to net assets as of October 31, 1997.

  (2) Based on expenses incurred during initial fiscal period.
------------------------------------------------------------------------------

  EXAMPLE:

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   -------------------------------------
   $ 119     $372      $644      $1,420

5. WHO ARE THE INVESTMENT ADVISER AND PORTFOLIO MANAGER OF JANUS SPECIAL SITUATIONS FUND?
Janus Capital Corporation serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages over $85 billion in assets.

DAVID C. DECKER is Executive Vice President and portfolio manager of Janus Special Situations Fund, which he has managed since inception, and an assistant portfolio manager of Janus Fund. He joined Janus Capital in 1992 as a research analyst. Mr. Decker received a Masters of Business Administration from the Fugua School of Business at Duke University and a Bachelor's Degree in Economics and Political Science from Tufts University. He is a Chartered Financial Analyst.

 12


JANUS TWENTY FUND

1. WHAT IS THE GOAL OF JANUS TWENTY FUND?
Janus Twenty Fund seeks long-term growth of capital.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS TWENTY FUND?
Janus Twenty Fund invests primarily in common stocks selected for their growth potential. This Fund normally concentrates its investments in a core group of 20-30 common stocks. The portfolio manager is not restricted as to the size of companies the Fund invests in and will apply a "bottom up" approach in choosing investments. In other words, he looks at potential investments one at a time, regardless of industry, country of organization or any other similarly defined selection criteria. The Fund may invest without limit in foreign issuers. There are no restrictions on the Fund's holdings of cash or similar investments and when the portfolio manager cannot find favorable investment opportunities, these may make up a significant portion of the portfolio.

Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. These financial reports discuss relevant market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal period. You may obtain these reports at no cost by calling 1-800-525-3713.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS TWENTY FUND?
Since Janus Twenty Fund usually invests most of its assets in common stocks, the fundamental risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's net asset value may also decrease. When the Fund is invested in foreign companies its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in foreign markets.

Janus Twenty Fund is a nondiversified fund, which may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the share price of the Fund. Since the Fund normally concentrates in a core portfolio of 20-30 stocks, this risk may be increased.

Janus Twenty Fund is designed for long-term investors who can accept the risks of investing in a relatively concentrated portfolio of common stocks. Perhaps the biggest risk is that the Fund's returns may vary, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time. The bar chart depicts the change in Janus Twenty Fund's performance from year-to-year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

JANUS TWENTY FUND PERFORMANCE

A BAR CHART showing Annual Total Returns for Janus Twenty Fund from 1988 through 1997:

19.05%  50.85%  0.59%  69.21%  1.97%  3.43%  -6.73%  36.22%  27.85%  29.70%
1988    1989    1990   1991    1992   1993   1994    1995    1996    1997

Each percentage is represented by a bar of proportionate size with the actual total return printed above the bar.


PERFORMANCE TABLE                                       AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------------------------------------------------
(PERIODS ENDED MARCH 31, 1998)                          1 YEAR     5 YEARS         10 YEARS

                              JANUS TWENTY FUND         51.38%     20.83%          22.62%
                              S&P 500 INDEX*            47.96%     22.38%          18.92%
------------------------------------------------------------------------------------------------------
AS OF MARCH 31, 1998, THE FUND'S YEAR-TO-DATE RETURN WAS 18.59%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.10% (QUARTER ENDED
9/30/89) AND THE LOWEST RETURN FOR A QUARTER WAS (17.71%) (QUARTER ENDED 9/30/90).

* THE S%P 500 IS THE STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS, A WIDELY RECOGNIZED, UNMANAGED
  index of common stock prices.
------------------------------------------------------------------------------------------------------

The Fund's past performance does not necessarily indicate how it will perform in the future.

4. WHAT ARE JANUS TWENTY FUND'S FEES AND EXPENSES?
SHAREHOLDER FEES, such as sales loads, redemption fees and exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by shareholders.

  THIS TABLE DESCRIBES THE ANNUAL FUND OPERATING EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

                               TOTAL FUND
   MANAGEMENT    OTHER     OPERATING EXPENSES
     FEE(1)     EXPENSES
     0.66%       0.27%           0.93%
   ------------------------------------------

  (1) The expenses shown in this table are based upon the Fund's last fiscal year except that the management fee reflects a reduced fee schedule effective July 1, 1997 applied to net assets as of October
      31, 1997.
------------------------------------------------------------------------------

  EXAMPLE:

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   -------------------------------------
    $ 95     $296      $515      $1,143

5. WHO ARE THE INVESTMENT ADVISER AND PORTFOLIO MANAGER OF JANUS TWENTY FUND? Janus Capital Corporation serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages over $85 billion in assets.

SCOTT W. SCHOELZEL is Executive Vice President and portfolio manager of Janus Twenty Fund, which he has managed since August 1997. He previously managed Janus Olympus Fund from its inception to August 1997. Mr. Schoelzel joined Janus Capital in January 1994. From 1991-1993, Mr. Schoelzel was a portfolio manager at Founders Asset Management, Denver, Colorado. He holds a Bachelor of Arts in Business from Colorado College.

 14


JANUS WORLDWIDE FUND

1. WHAT IS THE GOAL OF JANUS WORLDWIDE FUND?
Janus Worldwide Fund seeks long-term growth of capital in a manner consistent with preservation of capital.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS WORLDWIDE FUND?
Janus Worldwide Fund invests primarily in common stocks of companies and other organizations of any size throughout the world. The Fund normally invests in issuers from at least five different countries, including the United States. The portfolio manager applies a "bottom up" strategy by looking at potential investments one at a time, regardless of industry, country of organization or any other similarly defined selection criteria. There are no restrictions on the Fund's holdings of cash or similar investments, and when the portfolio manager is unable to find favorable investment opportunities, these may make up a significant portion of the portfolio.

Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. These financial reports discuss the relevant market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal period. You may obtain these reports at no cost by calling 1-800-525-3713.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS WORLDWIDE FUND?
Since Janus Worldwide Fund invests most of its assets in common stocks, the fundamental risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general market and/or economic conditions. Janus Worldwide Fund may have significant exposure to foreign markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

Janus Worldwide Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant foreign and U.S. common stock holdings. Perhaps the biggest risk is that the Fund's returns may vary, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time. The bar chart depicts the change in Janus Worldwide Fund's performance from year-to-year, during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

JANUS WORLDWIDE FUND PERFORMANCE

 A BAR CHART showing Annual Total Returns for Janus Worldwide Fund from 1992 through 1997:

9.01%   28.41%   3.61%   21.90%   26.40%   20.48%
1992    1993     1994    1995     1996     1997

Each percentage is represented by a bar of proportionate size with the actual total return printed above the bar.


     PERFORMANCE TABLE                                      AVERAGE ANNUAL TOTAL RETURN
                             -----------------------------------------------------------------------------------------------
     (PERIODS ENDED MARCH 31,1998)                                         1 YEAR       5 YEARS  SINCE INCEPTION (5/15/91)
                                          JANUS WORLDWIDE FUND             32.72%       22.03%            21.83%
                 MORGAN STANLEY INTERNATIONAL WORLDWIDE INDEX*             31.96%       16.54%            13.36%
----------------------------------------------------------------------------------------------------------------------------
     AS OF MARCH 31, 1998, THE FUNDS'S YEAR-TO-DATE RETURN WAS 16.41%

     DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 16.41% (QUARTER ENDED 3/31/98) AND THE
     LOWEST RETURN FOR A QUARTER WAS (4.23%)(QUARTER ENDED 12/31/97).
     *    THE MORGAN STANLEY INTERNATIONAL WORLDWIDE INDEX IS A MARKET CAPITALIZATION WEIGHTED INDEX COMPOSED OF COUNTRIES
          REPRESENTATIVE OF THE MARKET STRUCTURE OF 47 DEVELOPED AND EMERGING MARKETS.

----------------------------------------------------------------------------------------------------------------------------

The Fund's past performance does not necessarily indicate how it will perform in the future.

4. WHAT ARE JANUS WORLDWIDE FUND'S FEES AND EXPENSES?
SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by shareholders.

  THIS TABLE DESCRIBES THE ANNUAL FUND OPERATING EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

   MANAGEMENT                  TOTAL FUND
     FEE(1)      OTHER     OPERATING EXPENSES
                EXPENSES
     0.65%       0.31%           0.96%
   ------------------------------------------

  (1) The expenses shown in this table are based upon the Fund's last fiscal year except that the management fee reflects a reduced fee schedule effective July 1, 1997 applied to net assets as of October
      31, 1997.
------------------------------------------------------------------------------

  EXAMPLE:

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   -------------------------------------
    $ 98     $306      $531      $1,178

5. WHO ARE THE INVESTMENT ADVISER AND PORTFOLIO MANAGER OF JANUS WORLDWIDE FUND? Janus Capital Corporation serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages over $85 billion in assets.

HELEN YOUNG HAYES is Executive Vice President and portfolio manager of Janus Worldwide Fund which she has managed or co-managed since inception. She has also served as manager or co-manager of Janus Overseas Fund since 1994. Ms. Hayes joined Janus Capital in 1987. She holds a Bachelor of Arts in Economics from Yale University and is a Chartered Financial Analyst.

 16


JANUS BALANCED FUND

1. WHAT ARE THE GOALS OF JANUS BALANCED FUND?
 Janus Balanced Fund seeks long-term growth of capital in a manner consistent with preservation of capital and balanced by current income.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS BALANCED FUND?
Janus Balanced Fund normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Fund will normally invest at least 25% of its assets in fixed-income securities. The portfolio manager applies a "bottom up" approach to choosing investments. In other words, potential investments are evaluated one at a time, regardless of the industry, country of organization or other similarly defined selection criteria. The Fund may invest without limit in foreign issuers. There are no restrictions on the Fund's holdings of cash or similar investments and when the portfolio manager cannot find favorable investment opportunities these may make up, a significant portion of the portfolio.

Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. These financial reports discuss the relevant market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal period. You may obtain these reports at no cost by calling 1-800-525-3713.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS BALANCED FUND?
The growth component of Janus Balanced Fund's portfolio is expected to consist primarily of common stocks. The fundamental risk of common stock investing is that the value of the stocks might decrease in response to the activities of an individual company or general market and/or economic conditions. If this occurs, the value of the Fund's growth component may also decrease, which means the Fund's net asset value may likewise decrease.

The income component of Janus Balanced Fund will consist of securities the portfolio manager believes have income potential, including fixed-income securities. The main risk associated with fixed-income securities is the risk that the value of the security will rise or fall as interest rates change. Generally, as interest rates increase, the value of a fixed-income portfolio will decrease, which means the Fund's net asset value may likewise decrease. The Fund may also be subject to credit risk which is the risk that an issuer may not be able to pay principal or interest when due.

Janus Balanced Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings, and is not designed to provide a consistent level of income. Perhaps the biggest risk is that the Fund's returns may vary, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time. The bar chart depicts the change in Janus Balanced Fund's performance from year-to-year during the period indicated. The table compares the Fund's average annual returns for the period indicated to a broad-based securities market index.

JANUS BALANCED FUND PERFORMANCE

A BAR CHART showing Annual Total Returns for Janus Balanced Fund from 1993 through 1997:

10.56%   0.02%   27.31%   15.30%   21.81%
1993     1994    1995     1996     1997

Each percentage is represented by a bar of proportionate size with the actual total return printed above the bar.


PERFORMANCE TABLE                                       AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------------------------------------------------
(PERIODS ENDED MARCH 31, 1998)                          1 YEAR     5 YEARS    SINCE INCEPTION (9/1/92)

                              JANUS BALANCED FUND       31.83%     15.45%          17.37%
                              S&P 500 INDEX*            47.96%     22.38%          18.92%
                              LEHMAN BROTHERS GOV'T/
                              CORP BOND INDEX**         12.39%      6.96%           7.35%
------------------------------------------------------------------------------------------------------
AS OF MARCH 31, 1998, THE FUND'S YEAR-TO-DATE RETURN WAS 9.92%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 10.59% (QUARTER ENDED
6/30/97) AND THE LOWEST RETURN FOR A QUARTER WAS (0.66%) (QUARTER ENDED 3/31/94).

*  THE S%P 500 IS THE STANDARD % POOR'S COMPOSITE INDEX OF 500 STOCKS, A WIDELY RECOGNIZED, UNMANAGED
   INDEX OF COMMON STOCK PRICES.
** LEHMAN BROTHERS GOV'T/CORP BOND INDEX IS COMPOSED OF ALL BONDS THAT ARE OF INVESTMENT GRADE WITH
   AT LEAST ONE YEAR UNTIL MATURITY.
------------------------------------------------------------------------------------------------------

The Fund's past performance does not necessarily indicate how it will perform in the future.

4. WHAT ARE JANUS BALANCED FUND'S FEES AND EXPENSES?
SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by shareholders.

  THIS TABLE DESCRIBES THE ANNUAL FUND OPERATING EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

   MANAGEMENT    OTHER         TOTAL FUND
     FEE(1)     EXPENSES   OPERATING EXPENSES
     0.74%       0.36%           1.10%
   ------------------------------------------

  (1) The expenses shown in this table are based upon the Fund's last fiscal year except that the management fee reflects a reduced fee schedule effective July 1, 1997 applied to net assets as of October
      31, 1997.
------------------------------------------------------------------------------

  EXAMPLE:

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   -------------------------------------
   $ 112     $350      $606      $1,340

5. WHO ARE THE INVESTMENT ADVISER AND PORTFOLIO MANAGER OF JANUS BALANCED FUND? Janus Capital Corporation serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages over $85 billion in assets.

BLAINE P. ROLLINS is Executive Vice President and portfolio manager of Janus Balanced Fund, which he has managed since January 1996, and Janus Equity Income Fund, which he has managed since inception. He is an assistant portfolio manager of Janus Fund. Mr. Rollins joined Janus Capital in 1990 and gained experience as a fixed-income trader and equity research analyst prior to managing Janus Balanced Fund. He holds a Bachelor of Science in Finance from the University of Colorado and is a Chartered Financial Analyst.

 18


JANUS EQUITY INCOME FUND

1. WHAT ARE THE GOALS OF JANUS EQUITY INCOME FUND?
Janus Equity Income Fund pursues current income and long-term growth of capital.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS EQUITY INCOME FUND?
Janus Equity Income Fund normally emphasizes investments in common stock, and growth potential is a significant investment consideration. The Fund tries to provide a lower level of volatility than the S&P 500 Index. Under normal circumstances, it invests at least 65% of its assets in income-producing equity securities including common and preferred stocks, warrants and securities that are convertible to common or preferred stocks. In making investment decisions, the portfolio manager follows a "bottom up" approach. In other words, he looks at potential investments one at a time regardless of industry, country of organization or similar investment criteria. The Fund may invest without limit in foreign issuers. There are no restrictions on the Fund's investment in cash or similar investments and, to the extent that the portfolio manager cannot find favorable investment opportunities, these may make up a significant portion of the portfolio.

Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. These financial reports discuss the relevant market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal period. You may obtain these reports at no cost by calling 1-800-525-3713.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS EQUITY INCOME FUND?
Since Janus Equity Income Fund invests most of its assets in common stocks, the fundamental risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general market and/or economic conditions. If this occurs, the Fund's net asset value may also decrease.

Janus Equity Income Fund may invest to a lesser degree in fixed-income securities. The main risk associated with fixed-income securities is the risk that the value of the security will rise or fall as interest rates change. Generally, as interest rates increase, the value of a fixed-income portfolio will decrease, which means the Fund's net asset value may likewise decrease. The Fund may also be subject to credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

Janus Equity Income Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings and are not seeking consistent income. Perhaps the biggest risk is that the Fund's returns may vary, and you could lose money. The information below shows some limited information (because the Fund is relatively new) about the Fund's performance and how it may vary over time. The bar chart shows the Fund's performance for its first full calendar year. The table shows the Fund's average annual returns for the periods indicated compared to a broad-based securities market index.

JANUS EQUITY INCOME FUND PERFORMANCE

A BAR CHART showing Annual Total Returns for Janus Equity Income Fund for 1997:

31.08%
1997

The percentage is represented by a bar of proportionate size with the actual total return printed above the bar.


     PERFORMANCE TABLE                                      AVERAGE ANNUAL TOTAL RETURN
                             -----------------------------------------------------------------------------------------------
     (PERIODS ENDED MARCH 31,1998)                                                        1 YEAR    SINCE INCEPTION (6/28/96)
                                   JANUS EQUITY INCOME FUND                              43.64%            35.87%
                                   S&P 500 INDEX*                                        47.96%            36.28%
----------------------------------------------------------------------------------------------------------------------------
     AS OF MARCH 31, 1998, THE FUNDS'S YEAR-TO-DATE RETURN WAS 12.85%

     DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 13.19% (QUARTER ENDED 6/30/97) AND THE
     LOWEST RETURN FOR A QUARTER WAS 0.69% (QUARTER ENDED 12/31/96).
     *    THE S&P 500* IS THE STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS, A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON
          STOCK PRICES.
----------------------------------------------------------------------------------------------------------------------------



The Fund's past performance does not necessarily indicate how it will perform in the future.

4. WHAT ARE JANUS EQUITY INCOME FUND'S FEES AND EXPENSES?
SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus Funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by shareholders.

  THIS TABLE DESCRIBES THE ANNUAL FUND OPERATING EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

   MANAGEMENT    OTHER         TOTAL FUND
     FEE(1)     EXPENSES   OPERATING EXPENSES
     0.75%       0.62%           1.37%
   ------------------------------------------

  (1) The expenses shown in this table are based upon the Fund's last fiscal year except that the management fee reflects a reduced fee schedule effective July 1, 1997 applied to net assets as of October
      31, 1997.
------------------------------------------------------------------------------

  EXAMPLE:

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   -------------------------------------
   $ 139     $434      $750      $1,646

5. WHO ARE THE INVESTMENT ADVISER AND PORTFOLIO MANAGER OF JANUS EQUITY INCOME FUND?
Janus Capital Corporation serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages over $85 billion in assets.

BLAINE P. ROLLINS is Executive Vice President and portfolio manager of Janus Equity Income Fund, which he has managed since inception, and Janus Balanced Fund, which he has managed since January 1996. He is an assistant portfolio manager of Janus Fund. Mr. Rollins joined Janus Capital in 1990 and gained experience as a fixed-income trader and equity research analyst prior to managing Janus Balanced Fund. He holds a Bachelor of Science in Finance from the University of Colorado and is a Chartered Financial Analyst.

 20


JANUS GROWTH AND INCOME FUND

1. WHAT ARE THE GOALS OF JANUS GROWTH AND INCOME FUND?
Janus Growth and Income Fund pursues long-term growth of capital and current income.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF JANUS GROWTH AND INCOME FUND? Janus Growth and Income Fund is expected to emphasize investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The portfolio manager applies a "bottom up" approach to choosing investments. In other words, potential investments are evaluated one at a time, regardless of industry, country of organization or other similarly defined investment criteria. The Fund may invest without limit in foreign issuers. There are no restrictions on the Fund's holdings of cash or similar investments and when the portfolio manager is unable to find favorable investment opportunities these may make up a significant portion of the portfolio.

Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. These financial reports discuss the relevant market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal period. You may obtain these reports at no cost by calling 1-800-525-3713.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN JANUS GROWTH AND INCOME FUND?
Since Janus Growth and Income Fund usually invests most of its assets in common stocks, the fundamental risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general market and/or economic conditions. If this occurs, the Fund's net asset value may also decrease. To the extent the Fund invests in foreign securities, its returns may be affected by fluctuations in currency exchange rates, or political or economic conditions in foreign markets.

Janus Growth and Income Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. It is not designed for investors who need consistent income. Perhaps the biggest risk is that the Fund's returns may vary, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time. The bar chart depicts the change in Janus Growth and Income Fund's performance from year-to-year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

JANUS GROWTH AND INCOME FUND PERFORMANCE

A BAR CHART showing Annual Total Returns for Janus Growth and Income Fund from 1992 through 1997:

5.35%   6.70%   -4.87%   36.35%   26.03%   34.66%
1992    1993    1994     1995     1996     1997

Each percentage is represented by a bar of proportionate size with the actual total return printed above the bar.

     PERFORMANCE TABLE                                          AVERAGE ANNUAL TOTAL RETURN
                                      --------------------------------------------------------------------------------
     (PERIODS ENDED MARCH 31, 1998)                                      1 YEAR    5 YEARS   SINCE INCEPTION (5/15/91)
                                      JANUS GROWTH AND INCOME FUND       53.97%    21.82%             21.88%
                                      S&P 500 INDEX                      47.96%    22.38%             20.19%
     -----------------------------------------------------------------------------------------------------------------

     AS OF MARCH 31, 1998, THE FUND'S YEAR-TO-DATE RETURN WAS 14.88%.

     DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 18.91% (QUARTER ENDED 6/30/97) AND THE LOWEST RETURN FOR A QUARTER WAS (6.55%) (QUARTER ENDED 3/31/92).

     * THE S&P 500(R) IS THE STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS, A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCK PRICES.

The Fund's past performance does not necessarily indicate how it will perform in the future.

4. WHAT ARE JANUS GROWTH AND INCOME FUND'S FEES AND EXPENSES?
SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus Funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by shareholders.

  THIS TABLE DESCRIBES THE ANNUAL FUND OPERATING EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

   MANAGEMENT                  TOTAL FUND
     FEE(1)      OTHER     OPERATING EXPENSES
                EXPENSES
     0.67%       0.30%           0.97%
   ------------------------------------------

  (1) The expenses shown in this table are based upon the Fund's last fiscal year except that the management fee reflects a reduced fee schedule effective July 1, 1997 applied to net assets as of October
      31, 1997.
------------------------------------------------------------------------------

  EXAMPLE:

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   -------------------------------------
    $ 99     $309      $536      $1,190

5. WHO ARE THE INVESTMENT ADVISER AND PORTFOLIO MANAGER OF JANUS GROWTH AND INCOME FUND?
Janus Capital Corporation serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages over $85 billion in assets.

DAVID J. CORKINS is Executive Vice President and portfolio manager of Janus Growth and Income Fund, which he has managed since August 1997. He previously served as an assistant portfolio manager of Janus Mercury Fund. He joined Janus in 1995 as a research analyst specializing in domestic financial services companies and a variety of foreign industries. Prior to joining Janus he was the Chief Financial Officer of Chase U.S. Consumer Services, Inc., a Chase Manhattan mortgage business. He holds a Bachelor of Arts in English and Russian from Dartmouth and received his Master of Business Administration from Columbia University in 1993.

 22


INFORMATION COMMON TO ALL FUNDS

THE FOLLOWING QUESTIONS AND ANSWERS ARE COMMON TO ALL JANUS EQUITY FUNDS.

6. HOW DO I BUY SHARES?
The Funds are only available to U.S. citizens or residents. You may purchase shares after reviewing the information in this profile or you may request and review the prospectus (and other information) before making a decision to invest in a Fund. If you choose to purchase shares after reviewing this Profile, you will receive the prospectus with your confirmation of purchase. Please read it carefully and promptly after receipt. To buy shares of a Fund, complete and sign the appropriate application and send it, along with your check, payable to Janus in the postage-paid envelope provided. Purchases will be processed at a Fund's next net asset value calculated after your order is received and accepted. The minimum initial investment for most types of accounts is $2,500 (IRA and UGMA/UTMA accounts can be opened for $500). If you enroll in our low minimum initial investment program, you can open your account for as little as $500 with a $100 subsequent purchase each month. You may also want to consider one of several automatic investment programs, including payroll deduction.

Please call a Janus Investor Service Representative at 1-800-523-3713 for more information.

7. HOW DO I SELL OR EXCHANGE SHARES?
You may redeem all or a portion of your shares on any business day by written request or telephone (unless you have declined the telephone redemption request in writing). If you have not declined the telephone redemption option, you may redeem shares by calling a Janus representative during our normal business hours. Redemption proceeds can be paid by check or by electronic transfer directly into your bank account, if you have established this option. Transfers by wire (delivered the next business day) will incur an $8 service fee, and your bank may charge you to receive the wire.

All accounts are automatically eligible for the telephone exchange option. To exchange shares of one Janus fund for any other Janus fund, call an Investor Service Representative during our normal business hours or call the Janus Xpress Line, 1-888-979-7737, for access to this option 24 hours a day. You can also send us a written request to exchange shares. Be sure to read the profile or prospectus for the fund into which you are exchanging.

8. HOW ARE DISTRIBUTIONS MADE AND TAXED?
  DISTRIBUTION SCHEDULE
------------------------------------------------------------------------------

                    DIVIDENDS                CAPITAL GAINS
-------------------------------------------------------------------
GROWTH FUNDS   DECLARED AND PAID        DECLARED AND PAID
               IN DECEMBER              IN DECEMBER

COMBINATION    DECLARED AND PAID        DECLARED AND PAID
FUNDS          IN MARCH, JUNE,          IN DECEMBER
               SEPTEMBER AND
               DECEMBER

You may elect to receive dividends and distributions in cash or reinvest in additional shares. Distributions may be taxable to you as ordinary income or capital gains whether reinvested in additional shares or received in cash.

Capital gains distributions may be taxable at different rates depending on length of time a Fund held the assets.

9. WHAT SERVICES ARE AVAILABLE?

JANUS XPRESS LINE(TM).............................................1-888-979-7737
For 24-hour access to account and Fund information, redemptions, exchanges and purchases, automated daily quotes on Fund share prices, yields and total returns, and to request prospectuses, shareholder reports or marketing materials for any Janus fund.

JANUS WEB SITE...............................................HTTP:/WWW.JANUS.COM
You can access investing information as well as your account balance. You may also request and/or download a prospectus and application for any Janus fund.

JANUS INVESTOR SERVICES...........................................1-800-525-3713
To speak to an Investor Service Representative about the Funds and available services (Monday - Friday 8:00 a.m. - 8:00 p.m., Saturday 10:00 a.m. - 4:00 p.m., EST).

JANUS ADDRESSES
MAILING ADDRESS
Janus
P.O. Box 173375
Denver, CO 80217-3375

FOR OVERNIGHT CARRIER
Janus
Suite 101
3773 Cherry Creek North Drive
Denver, CO 80209-3811

SYSTEMATIC PURCHASE, REDEMPTION OR EXCHANGE
Janus offers a variety of systematic purchase, redemption and exchange options to help you automate your investing. These options allow you to determine the amount of money you want redeemed or exchanged from a Fund or purchased into a Fund on a predetermined date every month. Call an Investor Service Representative for more information or to obtain the necessary forms to establish these options.

[JANUS LOGO]
            1-800-525-3713

            P.O. Box 173375
            Denver, Colorado 80217-3375
            www.janus.com